Loss on Settlement of Debt (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Loss on Settlement of Debt (Texual)
Loss on conversion of debt	$ (136,989)	$ (1,161,457)